PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and equipment as of December 31, 2014 and 2013 consist of the following:

	2014	2013
Computer equipment and software	$17,721	$17,721
Office furniture and equipment	72,338	52,242
Leasehold improvements	8,449	8,449
Capital leases- equipment	11,500	-
Total property and equipment	110,008	78,412
Accumulated depreciation	(79,278)	(66,692)
Total property and equipment, net	$30,730	$11,720